PSF PGIM JENNISON BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.9%
Common Stocks — 98.6%
Aerospace & Defense — 2.1%
Airbus SE (France)	376,789	$32,479,354
Northrop Grumman Corp.	27,670	13,013,755
Raytheon Technologies Corp.	555,065	45,437,621
		90,930,730
Automobiles — 5.3%
General Motors Co.	765,850	24,576,126
Tesla, Inc.*	769,875	204,209,344
		228,785,470
Banks — 5.4%
Bank of America Corp.	1,914,417	57,815,393
Citigroup, Inc.	371,123	15,464,696
JPMorgan Chase & Co.	616,412	64,415,054
PNC Financial Services Group, Inc. (The)	326,920	48,848,386
Truist Financial Corp.	1,091,231	47,512,198
		234,055,727
Beverages — 0.9%
PepsiCo, Inc.	246,408	40,228,570
Biotechnology — 2.0%
AbbVie, Inc.	405,673	54,445,373
Vertex Pharmaceuticals, Inc.*	117,252	33,949,144
		88,394,517
Building Products — 1.0%
Johnson Controls International PLC	901,203	44,357,212
Capital Markets — 2.5%
Blackstone, Inc.(a)	313,341	26,226,642
Goldman Sachs Group, Inc. (The)	280,398	82,170,634
		108,397,276
Chemicals — 1.4%
Linde PLC (United Kingdom)	228,887	61,705,646
Communications Equipment — 0.6%
Cisco Systems, Inc.	691,523	27,660,920
Consumer Finance — 0.6%
SLM Corp.(a)	1,807,313	25,284,309
Containers & Packaging — 1.2%
Crown Holdings, Inc.	620,344	50,266,474
Electric Utilities — 0.9%
NextEra Energy, Inc.	513,018	40,225,741
Energy Equipment & Services — 0.6%
Schlumberger NV	674,923	24,229,736
Entertainment — 1.1%
Netflix, Inc.*	129,320	30,447,101
ROBLOX Corp. (Class A Stock)*(a)	168,626	6,043,556
Spotify Technology SA*	141,933	12,248,818
		48,739,475
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.	131,552	28,244,214
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	120,690	$56,998,266
Walmart, Inc.	423,745	54,959,727
		111,957,993
Food Products — 0.8%
Mondelez International, Inc. (Class A Stock)	642,604	35,233,977
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	240,408	23,261,878
Intuitive Surgical, Inc.*	107,399	20,130,869
		43,392,747
Health Care Providers & Services — 3.4%
Centene Corp.*	437,358	34,030,826
Cigna Corp.	103,111	28,610,209
Laboratory Corp. of America Holdings	159,689	32,705,904
UnitedHealth Group, Inc.	106,363	53,717,570
		149,064,509
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc. (Class A Stock)*	215,192	22,603,768
Chipotle Mexican Grill, Inc.*(a)	11,361	17,072,856
Marriott International, Inc. (Class A Stock)	140,480	19,686,867
McDonald’s Corp.	244,286	56,366,552
		115,730,043
Household Products — 1.2%
Procter & Gamble Co. (The)	421,176	53,173,470
Insurance — 3.5%
Chubb Ltd.	361,744	65,793,999
Marsh & McLennan Cos., Inc.	294,527	43,969,936
MetLife, Inc.	668,504	40,631,673
		150,395,608
Interactive Media & Services — 5.2%
Alphabet, Inc. (Class A Stock)*	1,200,089	114,788,513
Alphabet, Inc. (Class C Stock)*	622,780	59,880,297
Meta Platforms, Inc. (Class A Stock)*	366,031	49,663,086
		224,331,896
Internet & Direct Marketing Retail — 4.6%
Amazon.com, Inc.*	1,290,800	145,860,400
MercadoLibre, Inc. (Brazil)*	67,721	56,058,089
		201,918,489
IT Services — 3.9%
Adyen NV (Netherlands), 144A*	23,028	28,719,649
Affirm Holdings, Inc.*(a)	541,863	10,165,350
Mastercard, Inc. (Class A Stock)	166,657	47,387,251
Snowflake, Inc. (Class A Stock)*	123,517	20,992,949
Visa, Inc. (Class A Stock)(a)	354,557	62,987,051
		170,252,250
Life Sciences Tools & Services — 2.0%
Danaher Corp.	331,734	85,683,575
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PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery — 2.3%
Deere & Co.	98,370	$32,844,759
Fortive Corp.	585,136	34,113,429
Otis Worldwide Corp.	500,306	31,919,523
		98,877,711
Media — 0.7%
Trade Desk, Inc. (The) (Class A Stock)*(a)	522,276	31,205,991
Multi-Utilities — 1.2%
Dominion Energy, Inc.	734,087	50,732,753
Oil, Gas & Consumable Fuels — 5.6%
ConocoPhillips	2,363,955	241,927,155
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)	146,138	31,551,194
Pharmaceuticals — 7.9%
AstraZeneca PLC (United Kingdom), ADR	1,399,304	76,737,831
Bristol-Myers Squibb Co.	1,290,516	91,742,782
Eli Lilly & Co.	462,577	149,574,273
Novo Nordisk A/S (Denmark), ADR(a)	276,263	27,524,083
		345,578,969
Road & Rail — 1.7%
Uber Technologies, Inc.*	1,378,732	36,536,398
Union Pacific Corp.	181,538	35,367,233
		71,903,631
Semiconductors & Semiconductor Equipment — 4.3%
Broadcom, Inc.	89,387	39,688,722
Lam Research Corp.	61,959	22,676,994
NVIDIA Corp.	446,888	54,247,734
NXP Semiconductors NV (China)	232,163	34,246,364
QUALCOMM, Inc.	323,172	36,511,973
		187,371,787
Software — 8.5%
Adobe, Inc.*	173,626	47,781,875
Atlassian Corp. PLC (Class A Stock)*	155,792	32,808,237
Crowdstrike Holdings, Inc. (Class A Stock)*	223,220	36,788,888
Microsoft Corp.	772,644	179,948,788
Salesforce, Inc.*	509,927	73,347,900
		370,675,688
Specialty Retail — 1.2%
Home Depot, Inc. (The)	100,952	27,856,695
Lowe’s Cos., Inc.	128,545	24,142,036
		51,998,731
Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	1,626,194	224,740,011
Textiles, Apparel & Luxury Goods — 2.2%
Lululemon Athletica, Inc.*	95,147	26,599,295
LVMH Moet Hennessy Louis Vuitton SE (France)	95,634	56,383,396
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	142,756	$11,865,879
		94,848,570

Total Common Stocks (cost $2,978,253,374)		4,284,052,765
Preferred Stock — 0.3%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	128,245	10,369,137
(cost $10,333,165)

Total Long-Term Investments (cost $2,988,586,539)		4,294,421,902
Short-Term Investments — 3.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	53,184,162	53,184,162
PGIM Institutional Money Market Fund (cost $112,832,347; includes $112,518,261 of cash collateral for securities on loan)(b)(wa)	113,103,435	113,024,263

Total Short-Term Investments (cost $166,016,509)		166,208,425

TOTAL INVESTMENTS—102.7% (cost $3,154,603,048)		4,460,630,327

Liabilities in excess of other assets — (2.7)%		(115,780,103)

Net Assets — 100.0%		$4,344,850,224

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $108,756,628; cash collateral of $112,518,261 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

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PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3